Other General and Administration Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other General and Administration Expenses [Abstract]
Seanergy's executive office expenses	$ 96	$ 136	$ 110
MCS office rent	86	112	561
Travel and trasportation	128	132	236
Subscriptions	52	94	146
Other	247	662	1,029
Total	$ 609	$ 1,136	$ 2,082